Equity Method Based Investees - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Share of earnings in associated company	$ (615,000)	$ (417,000)	$ (252,000)
Frontline [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates	5,279,000	4,683,000
Share of earnings in associated company	5,849,000	5,769,000	5,553,000
PixCell [Member]
Schedule Of Equity Method Investments [Line Items]
Investment in affiliates	3,872,000	2,987,000
Share of earnings in associated company	$ (615,000)	$ (417,000)	$ (252,000)
Shares held, Percentage	46.00%	40.00%
Additional shares from other shareholders	$ 1,500,000